                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6073

                        SCUDDER CASH MANAGEMENT PORTFOLIO
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Management Fund Investment
Treasury Money Fund Investment
Annual Report
to Shareholders
December 31, 2004

Contents

3	Portfolio Management Review
Funds
9	Information About Each Fund’s Expenses
12	Portfolio Summary
14	Financial Statements
18	Financial Highlights
20	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Tax Information
26	Trustees and Officers
Portfolios
31	Investment Portfolios
40	Financial Statements
43	Financial Highlights
44	Notes to Financial Statements
48	Report of Independent Registered Public Accounting Firm
49	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each Fund’s prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Investment Funds

Portfolio Management Review

Investment Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio (the “Portfolios”), in which the funds invest all of their assets, respectively. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of the portfolios.

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In the following interview, Lead Portfolio Managers Geoffrey Gibbs and Darlene M. Rasel discuss the market environment and their team’s approach to managing Cash Management Fund Investment and Treasury Fund Investment, respectively, during the most recent fiscal year ended December 31, 2004.

Q: Will you discuss the market environment for the fund during the 12-month period?

A: The year 2004 began with positive economic momentum that carried over from 2003. During the first quarter, US Gross Domestic Product (GDP) was a healthy 4%, but job growth, a leading indicator of the health of the US economy, remained weak. According to the government’s non-farm payroll reports, only 50,000 new jobs were created in the first quarter. As a result, the money market yield curve remained flat – i.e., there was very little difference in yield between shorter- and longer-term money market maturities. It was therefore difficult to pick up additional yield at longer maturities without incurring undue risk (since securities with longer maturities incur greater risk).[1] The Federal Reserve (the Fed) seemed as if it might hold short-term interest rates steady for all of 2004, which would keep money market interest rates at a low level.

As we moved into the second quarter, however, the rate of job growth picked up substantially. The early April non-farm payroll report showing that 300,000 jobs had been added indicated that the economy was in full recovery, meaning that the Fed would begin to raise rates. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market yields would move higher in relation to shorter-term yields. Initially, the market reflected anxiety that the Fed’s cycle of rate increases

[1]	Yield Curve – a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as “steep” this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

4   Investment Funds

would be prolonged. As a result, the one-year LIBOR rate, an industry standard for measuring one-year money market rates, immediately rose by 50 basis points, or one half of one percent, in the wake of the jobs report.[2] (One percentage point equals 100 basis points.) During the second quarter, LIBOR increased 125 basis points.

With the job market back on track, the Fed raised short-term interest rates by 25 basis points in June and at each of its four remaining meetings from July to December. In the second half of the year, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. One-year money market rates leveled off in reaction to higher petroleum prices, as the market perceived that higher energy prices would dampen economic growth and lessen the need for the Fed to take action against inflation by hiking rates.

As we moved into the fourth quarter, inflationary pressures indeed began to take hold, and concern over the depreciation of the US dollar emerged as a financial market signal.[3] However, the decisive conclusion to a tight presidential contest relieved much of the uncertainty that investors had felt going into the fourth quarter. At the end of December, longer-term money market rates moved higher, reflecting a renewed confidence that the economy was on a firm footing and the Fed would continue to raise short-term interest rates at a “measured” pace. This reassured many investors that one-year money market rates would continue to move up in an orderly fashion. LIBOR

[2]	LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

[3]	A falling US dollar, caused by the huge US trade deficit, means that that large foreign holders of US currency in the form of US Treasury securities may need in the future to be compensated with sharply higher interest rates to keep them from selling off their dollars in quantity and making foreign goods prohibitively expensive for US businesses and consumers. From time to time in recent months, a falling dollar has made some market participants more concerned that interest rates will spike.

Investment Funds    5

closed the year at 3.10%, its highest level since March 2002.

Q: How did the funds perform over the most recent fiscal year?

A: For the period, the funds registered favorable performance and achieved their stated objective of providing a high level of current income consistent with liquidity and the preservation of capital.

Q: In light of market conditions during the period, what has been Cash Management Fund Investment’s strategy?

A: In the second quarter, as we stated above, one-year money market rates rose sharply in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to substantially decrease average maturity in order to reduce risk, limiting our purchases to three-month maturity issues and shorter. As we moved into the third quarter, and short-term rates stabilized, we continued to reduce the fund’s weighted average maturity, believing that higher oil prices were a short-term phenomenon and that a subsequent retraction in oil prices would allow the economy to continue on a steady growth path. Thus, to reduce risk further, we adjusted average maturity downward in expectation of future federal funds rate hikes.[4] As the fourth quarter began, and the yield curve once again began to steepen, we moved the fund’s weighted average maturity down to 25 to 30 days. We believe that our current positioning is in line with the market’s expectation of a steady series of federal funds rate hikes. It also positions the fund for a possible increase of inflationary pressures, which could mean faster and sharper short-term interest rate increases by the Fed.

[4]	The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

6   Investment Funds

During this period, we maintained a significant allocation in floating-rate securities. The interest rate of floating rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield — Cash Management Fund Investment

7-day
current
yield

December 31, 2004	1.46%*

December 31, 2003	0.51%*

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 1.24% as of December 31, 2004 and 0.50% as of December 31, 2003.

7-Day Current Yield — Treasury Money Fund Investment

7-day
current
yield

December 31, 2004	1.34%**

December 31, 2003	0.30%**

**The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 1.15% as of December 31, 2004 and 0.13% as of December 31, 2003.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund’s shares outstanding. Please call the Service Center at 1-800-730-1313 for the product’s most recent month-end performance.

Investment Funds    7

Q: What has been the portfolio strategy in Treasury Money Fund Investment?

A: At present, many investors are waiting out the Federal Reserve’s well-telegraphed series of interest rate hikes, and have led a “flight to quality” into government money market securities. For this reason, Treasury bills have become more expensive, and we have increased the fund’s allocation in repurchase agreements.[5] In addition, we have shortened the weighted average maturity of the portfolio as a hedge against the rising rate environment. Going forward, we will continue to monitor economic and inflation indicators to determine the speed in which interest rates may rise.

Q: What detracted from performance during the period?

A: In December, we kept additional cash on hand – as we do each year – to meet any tax-related redemptions as well as investors’ year-end liquidity needs. Because we kept a larger percentage of assets in overnight liquidity, this detracted somewhat from the fund’s yield and total return.

Q: Will you describe your management philosophy?

A: We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

[5]	Repurchase Agreements (Repos) – an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place” for large sums of money.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

8   Investment Funds

Information About Each Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

The tables illustrate your Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Investment Funds    9

Cash Management Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004

Actual Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,004.90

Expenses Paid per $1,000*	$3.79

Hypothetical 5% Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,021.43

Expenses Paid per $1,000*	$3.82

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Cash Management Fund Investment	0.75%

10   Investment Funds

Treasury Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004

Actual Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,004.50

Expenses Paid per $1,000*	$3.76

Hypothetical 5% Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,021.43

Expenses Paid per $1,000*	$3.82

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Treasury Money Fund Investment	.75%

For more information, please refer to the Fund’s prospectus.

Investment Funds    11

Portfolio Summary

Cash Management Fund Investment

Asset Allocation	12/31/04	12/31/03

Commercial Paper	36%	32%
Certificates of Deposit and Bank Notes	23%	16%
Floating Rate Notes	20%	37%
Time Deposit	5%	—%
US Government Sponsored Agencies†	4%	5%
Funding Agreements	3%	4%
Promissory Notes	3%	—%
Repurchase Agreements	3%	5%
Short-Term Notes	2%	1%
Asset Backed	1%	—%

	100%	100%

†	Not backed by the full faith and credit of the US Government

Weighted Average Maturity

Cash Management Fund Investment	32 days	55 days
First Tier Retail Money Fund Average*	36 days	52 days

Treasury Money Fund Investment

Asset Allocation	12/31/04	12/31/03

Repurchase Agreements	70%	53%
US Government Backed	30%	35%
Money Market Funds	—%	8%
Time Deposits	—%	4%

	100%	100%

Weighted Average Maturity

Treasury Money Fund Investment	31 days	38 days
Treasury and Repo Retail Fund Average**	28 days	45 days

Asset allocation is subject to change. For more complete details about each Portfolio’s holdings, see page 31 (for Scudder Cash Management Portfolio), and page 38 (for Scudder Treasury Money Portfolio). A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month-end will be posted to scudder.com on the 15th of the following month.

*	The Fund is compared to its respective iMoneyNet category. Category includes only non-government retail funds that also are not holding any second tier securities. Portfolio Holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes, and Asset Backed Commercial Paper.

**	The Fund is compared to its respective iMoneyNet category. Category includes only retail government Funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

12   Investment Funds

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Funds    13

Financial Statements

Statement of Assets and Liabilities as of December 31, 2004

	Cash
	Management	Treasury
	Fund	Money Fund
Assets	Investment	Investment

Investment in Portfolio*	$133,927,874	$192,350,449

Other assets	10,078	13,042

Total assets	133,937,952	192,363,491

Liabilities

Dividends payable	108,831	51,942

Accrued administrator service fee	20,088	44,535

Other accrued expenses and payables	27,705	29,835

Total liabilities	156,624	126,312

Net assets, at value	$133,781,328	$192,237,179

Net Assets

Net assets consist of:
Undistributed net investment income	16,274	13,434

Accumulated net realized gain (loss)	—	(10,253)

Paid–in capital	133,765,054	192,233,998

Net assets, at value	$133,781,328	$192,237,179

Net Asset Value

Net assets applicable to shares outstanding	$133,781,328	$192,237,179

Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	133,804,872	192,233,998

Net Asset Value, offering and redemption price per share	$1.00	$1.00

*	Investment in the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively.

The accompanying notes are an integral part of the financial statements.

14   Investment Funds

Statement of Operations for the year ended December 31, 2004

	Cash
	Management	Treasury
	Fund	Money Fund
Investment Income	Investment	Investment

Total investment income allocated from the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively:
Interest	$1,572,247	$2,910,514

Expenses	(198,927)[a]	(452,535)[b]

Net investment income allocated from the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively	1,373,320	2,457,979

Expenses:
Administrator service fee	611,743	1,244,656

Audit fees	18,329	16,770

Legal fees	26,340	28,436

Trustees’ fees and expenses	7,794	5,819

Reports to shareholders	9,570	10,627

Registration fees	28,756	39,520

Other	13,221	11,207

Total expenses, before expense reductions	715,753	1,357,035

Expense reductions	(82,476)	(116,583)

Total expenses, after expense reductions	633,277	1,240,452

Net investment income	740,043	1,217,527

Net realized gain (loss) from investments	936	(10,253)

Net increase (decrease) in net assets resulting from operations	$740,979	$1,207,274

[a]	For the year ended December 31, 2004, the Advisor to the Scudder Cash Management Portfolio waived fees, of which $30,521 was allocated to the Cash Management Fund Investment on a pro-rated basis.

[b]	For the year ended December 31, 2004, the Advisor to the Scudder Treasury Money Portfolio waived fees, of which $55,545 was allocated to the Treasury Money Fund Investment on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Investment Funds    15

Statement of Changes in Net Assets — Cash Management Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$740,043	$768,420

Net realized gain (loss) on investment transactions	936	4,372

Net increase (decrease) in net assets resulting from operations	740,979	772,792

Distributions to shareholders from:
Net investment income	(741,692)	(798,461)

Fund share transactions:
Proceeds from shares sold	1,424,240,134	1,777,659,537

Reinvestment of distributions	99,407	129,841

Cost of shares redeemed	(1,426,205,428)	(1,799,824,193)

Net increase (decrease) in net assets from Fund share transactions	(1,865,887)	(22,034,815)

Increase (decrease) in net assets	(1,866,600)	(22,060,484)

Net assets at beginning of period	135,647,928	157,708,412

Net assets at end of period (including undistributed net investment income of $15,337 and $16,986, respectively)	$133,781,328	$135,647,928

Other Information

Shares outstanding at beginning of period	135,670,759	157,705,574

Shares sold	1,424,240,134	1,777,659,537

Shares issued to shareholders in reinvestment of distributions	99,407	129,841

Shares redeemed	(1,426,205,428)	(1,799,824,193)

Net increase (decrease) in Fund shares	(1,865,887)	(22,034,815)

Shares outstanding at end of period	133,804,872	135,670,759

The accompanying notes are an integral part of the financial statements.

16   Investment Funds

Statement of Changes in Net Assets — Treasury Money Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$1,217,527	$833,936

Net realized gain (loss) on investment transactions	(10,253)	1,940

Net increase (decrease) in net assets resulting from operations	1,207,274	835,876

Distributions to shareholders from:
Net investment income	(1,217,508)	(844,051)

Fund share transactions:
Proceeds from shares sold	2,017,751,409	2,726,617,256

Reinvestment of distributions	784,340	607,926

Cost of shares redeemed	(2,041,363,816)	(2,725,680,380)

Net increase (decrease) in net assets from Fund share transactions	(22,828,067)	1,544,802

Increase (decrease) in net assets	(22,838,301)	1,536,627

Net assets at beginning of period	215,075,480	213,538,853

Net assets at end of period (including undistributed net investment income of $13,434 and $13,415, respectively)	$192,237,179	$215,075,480

Other Information

Shares outstanding at beginning of period	215,062,544	213,517,266

Shares sold	2,017,751,409	2,726,617,252

Shares issued in reinvestment of distributions	784,340	607,926

Shares redeemed	(2,041,364,295)	(2,725,679,900)

Net increase (decrease) in Fund shares	(22,828,546)	1,545,278

Shares outstanding at end of period	192,233,998	215,062,544

The accompanying notes are an integral part of the financial statements.

Investment Funds    17

Financial Highlights

Cash Management Fund Investment

Years Ended
December 31,	2004	2003	2002	2001	2000

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.007	.005	.011	.04	.06
Net realized and unrealized gain (loss) on investment transactions[a]	—	—	—	—	—

Total from investment operations	.007	.005	.011	.04	.06

Less distributions from:
Net investment income	(.007)	(.005)	(.011)	(.04)	(.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[a]	.68	.51	1.14	3.63	5.87

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	134	136	158	189	244

Ratio of expenses before expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.85	.79	.78	.78	.79

Ratio of expenses after expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.75	.75	.75	.75	.75

Ratio of net investment income (%)	.67	.49	1.10	3.60	5.75

[a]	Total returns would have been lower had certain expenses not been reduced.

18   Investment Funds

Treasury Money Fund Investment

Years Ended
December 31,	2004	2003	2002	2001	2000

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.006	.004	.010	.03	.05

Net realized gain (loss) on investment transactions[a]	—	—	—	—	—

Total from investment operations	.006	.004	.010	.03	.05

Less distributions from:
Net investment income	(.006)	(.004)	(.010)	(.03)	(.05)

Net realized gain on investment transactions	—	—[a]	—[a]	—	—

Total distributions	(.006)	(.004)	(.010)	(.03)	(.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[b]	.60	.41	1.04	3.33	5.60

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	192	215	214	285	336

Ratio of expenses before expense reductions, including expenses allocated from Scudder Treasury Money Portfolio (%)	.82	.81	.78	.79	.78

Ratio of expenses after expense reductions, including expenses allocated from Scudder Treasury Money Portfolio (%)	.75	.75	.75	.75	.75

Ratio of net investment income (%)	.54	.40	1.03	3.25	5.43

[a]	Amount is less than $.0005 per share.

[b]	Total return would have been lower had certain expenses not been reduced.

Investment Funds    19

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, diversified, management investment company organized as a Massachusetts business trust. Cash Management Fund Investment and Treasury Money Fund Investment (each a “Fund” and collectively, the “Funds”) are two of several funds the Trust offers to investors.

The Funds seek to achieve their investment objectives by investing substantially all of their assets in the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively (each a “Portfolio” and collectively, the “Portfolios”), each an open-end management investment company registered under the 1940 Act and advised by Deutsche Asset Management, Inc. (“DeAM, Inc.”). Details concerning each Portfolio’s investment objectives and policies and the risk factors associated with each Portfolio’s investments are described in their respective Prospectuses and Statements of Additional Information.

At December 31, 2004, the Cash Management Fund Investment owned approximately 1% of the Scudder Cash Management Portfolio and the Treasury Money Fund Investment owned approximately 35% of the Scudder Treasury Money Portfolio. The financial statements of the Portfolios, including the Investment Portfolios, are contained elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Each Fund determines the valuation of its investment in its Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio’s net assets.

Each Portfolio’s policies for determining the value of its net assets are discussed in each Portfolio’s Financial Statements, which accompany this report.

20   Investment Funds

C. Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004 Treasury Money Fund Investment had a net tax basis capital loss carryforward of approximately $10,600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012, whichever occurs first.

D. Distribution of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

At December 31, 2004, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cash Management	Treasury Money
	Fund Investment	Fund Investment

Undistributed ordinary income*	$16,274	$13,434

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

Years Ended December 31,	2004	2003

Cash Management Fund Investment
Distributions from ordinary income*	$741,692	$798,461

Treasury Money Fund Investment
Distributions from ordinary income*	$1,217,508	$844,051

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

E. Other

Each Fund receives a daily allocation of each respective Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the

Investment Funds    21

respective Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses that are attributed to the Trust are allocated among the Funds in the Trust based on their respective net assets.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for each Portfolio and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for each Fund, both indirect, wholly owned subsidiaries of Deutsche Bank AG. Each Fund pays the Administrator an annual fee (“Administrator Service Fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.55%.

For the year ended December 31, 2004, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of the Cash Management Fund Investment and Treasury Money Fund Investment each at 0.75% of their average daily net assets including expenses of the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively.

Accordingly, for the year ended December 31, 2004, the Administrator waived a portion of its Administrator Service Fee as follows:

	Amount	Amount	Annual
	Aggregated	Waived	Effective Rate

Cash Management Fund Investment	$611,743	$82,476	0.48%

Treasury Money Fund Investment	$1,244,656	$116,583	0.50%

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

22   Investment Funds

At December 31, 2004, there was one shareholder who held approximately 27% of the outstanding shares of the Cash Management Fund Investment and there were two shareholders who held approximately 14% and 15% of the outstanding shares of the Treasury Money Fund Investment.

Note 4—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Investment Funds    23

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Advisor Funds and Shareholders of Cash Management Fund Investment and Treasury Money Fund Investment:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Fund Investment and Treasury Money Fund Investment (hereafter referred to as the “Funds”) at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2005

24   Investment Funds

Tax Information

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Investment Funds    25

Trustees and Officers

The following individuals hold the same position with the Funds and the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio.

Independent Trustees

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation [3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998–
	January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998–January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987–1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985–1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976–1985).	54

Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998–February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001), Chairman of the Board, Weirton Steel Corporation[3] (April 1996–2004).	56

26   Investment Funds

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

S. Leland Dill 3/28/30 Trustee since 1986 for the Funds and since 1990 for the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956–June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989–May 1992), Coutts (USA) International (January 1992–March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991–March 1999); General Partner, Pemco (investment company) (June 1979–June 1986); Trustee, Phoenix Zweig Series Trust (September 1989–May 2004).	54

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA–CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996–January 2000); Director, S.G. Cowen Mutual Funds (January 1985–January 2001).	54

Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	54

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54

Investment Funds    27

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Philip Saunders, Jr. 10/11/35 Trustee since 1986 for the Funds and since 1990 for the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	54

William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989–October 2003).	54

Interested Trustee

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

William N. Shiebler[4] 2/6/42 Trustee, 2004–present	Chief Executive Officer in the Americas for Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990–1999).	137

28   Investment Funds

Officers

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004–present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001–2003); Chief Administrative Officer (1998–2001) and Senior Vice President and Director of Mutual Fund Operations (1991–1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992–2000).

Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004–present	Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994–2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002	Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000–March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993–1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.

Lisa Hertz[5] 8/21/70 Assistant Secretary since 2004	Assistant Vice President, Deutsche Asset Management.

Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999–2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Assistant General Counsel, United States Securities and Exchange Commission (1993–1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

Investment Funds    29

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.

Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.

Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Kathleen Sullivan D’Eramo [6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Philip Gallo[5] 8/2/62 Chief Compliance Officer, 2004–present	Managing Director, Deutsche Asset Management (2003–present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994–2003).

[1]	Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

[2]	Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which these funds are each a series and Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio.

[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[4]	Mr. Shiebler is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 280 Park Avenue, New York, New York.

[5]	Address: 345 Park Avenue, New York, New York.

[6]	Address: Two International Place, Boston, Massachusetts.

The funds’ Statement of Additional Information includes additional information about the funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

30   Investment Funds

Investment Portfolio	as of December 31, 2004

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 23.1%
ABN AMRO Bank NV, 1.17%, 1/3/2005	70,000,000	70,000,000
American Express Centurion Bank, 1.88%, 1/26/2005	116,750,000	116,748,369
Barclays Bank PLC:
1.27%, 1/12/2005	50,000,000	50,000,070
1.92%, 3/7/2005	50,000,000	50,000,000
Calyon:
2.255%, 1/4/2005	85,000,000	85,000,000
2.35%, 2/2/2005	100,000,000	100,000,000
Credit Suisse First Boston, 2.35%, 1/20/2005	75,000,000	75,000,000
Depfa Bank PLC:
2.06%, 3/24/2005	50,000,000	50,000,000
2.23%, 2/14/2005	125,000,000	125,000,000
2.255%, 1/24/2005	75,000,000	75,000,000
2.585%, 6/6/2005	50,000,000	50,000,000
HBOS Treasury Services PLC:
1.76%, 2/9/2005	40,000,000	40,000,429
2.06%, 1/26/2005	85,000,000	85,000,000
2.33%, 2/2/2005	50,000,000	50,000,000
HSBC Bank PLC, 1.32%, 1/18/2005	50,000,000	50,000,000
HSH Nordbank AG, 2.58%, 6/7/2005	25,000,000	25,000,000
Lloyds TSB Bank PLC, 2.5%, 5/31/2005	20,000,000	19,999,982
National Australia Bank Ltd., 1.28%, 1/13/2005	40,000,000	40,000,000
Nordea Bank Finland PLC, 2.36%, 2/2/2005	100,000,000	100,000,886
Societe Generale:
1.185%, 1/4/2005	20,000,000	20,000,000
1.85%, 2/17/2005	75,000,000	74,997,081
2.32%, 2/2/2005	60,000,000	60,000,000
Toronto Dominion Bank:
2.27%, 3/9/2005	65,000,000	65,000,000
2.31%, 5/12/2005	50,000,000	49,978,118
2.505%, 5/27/2005	60,000,000	60,001,200
UniCredito Italiano Bank (Ireland) PLC, 2.3%, 2/2/2005	125,000,000	125,000,000
UniCredito Italiano SpA:
2.0%, 1/10/2005	150,000,000	150,000,000
2.01%, 3/21/2005	100,000,000	99,980,253
2.465%, 3/21/2005	78,000,000	78,000,000
US Bank NA:
1.2%, 3/28/2005	30,000,000	29,946,224
1.85%, 1/26/2005	50,000,000	49,999,312

The accompanying notes are an integral part of the financial statements.

Portfolios    31

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Wells Fargo Bank NA:
2.27%, 1/31/2005	100,000,000	99,999,168
2.35%, 1/26/2005	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,269,651,092)		2,269,651,092

US Government Sponsored Agencies 3.8%
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	50,000,000	50,000,000
2.0%*, 10/7/2005	100,000,000	100,000,000
2.165%*, 11/7/2005	50,000,000	50,000,000
Federal National Mortgage Association:
1.64%, 1/4/2005	90,000,000	90,000,000
1.75%, 5/23/2005	66,300,000	66,300,000
2.33%*, 12/9/2005	15,000,000	14,991,455

Total US Government Sponsored Agencies (Cost $371,291,455)		371,291,455

Floating Rate Notes* 20.8%
American Express Centurion Bank, 2.28%, 9/1/2005	50,000,000	50,012,640
American Express Credit Corp., 2.381%, 10/5/2005	45,000,000	45,036,009
American General Finance Corp., 144A, 2.403%, 1/6/2006	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentina SA, 2.34%, 6/1/2005	60,000,000	59,997,675
Canadian Imperial Bank of Commerce, 2.358%, 5/31/2005	100,000,000	99,988,828
CC (USA), Inc., 2.438%, 11/23/2005	110,000,000	110,049,332
Credit Suisse First Boston, 2.46%, 9/9/2005	50,000,000	50,007,404
Depfa Bank PLC, 2.47%, 9/15/2005	32,000,000	32,000,000
General Electric Capital Corp.:
2.513%, 5/12/2005	25,000,000	25,013,620
2.615%, 3/15/2005	25,000,000	25,008,176
2.64%, 9/23/2005	100,000,000	100,251,279
General Electric Co., 2.15%, 10/24/2005	86,730,000	86,767,258
HSBC Finance Corp., 2.41%, 8/18/2005	50,000,000	50,041,570
International Business Machines Corp., 2.34%, 12/8/2005	66,000,000	65,985,805
K2 (USA) LLC, 2.295%, 12/7/2005	100,000,000	99,967,397
Lehman Brothers Holdings, Inc., 2.373%, 4/21/2005	115,000,000	115,000,000
Links Finance LLC, 144A, 2.413%, 1/18/2005	45,000,000	45,000,937
Merrill Lynch & Co., Inc.:
2.331%, 4/4/2005	35,000,000	35,000,000
2.373%, 1/13/2005	55,000,000	55,006,535

The accompanying notes are an integral part of the financial statements.

32   Portfolios

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Morgan Stanley:
1.15%, 3/25/2005	80,000,000	80,000,000
1.19%, 1/5/2005	35,000,000	35,000,000
2.14%, 1/6/2005	50,000,000	50,000,000
2.32%, 5/24/2005	100,000,000	100,000,000
2.33%, 2/18/2005	25,000,000	25,000,000
2.35%, 4/19/2005	61,000,000	61,000,000
2.39%, 7/1/2005	30,000,000	30,000,746
National City Bank of Cleveland, 2.325%, 10/31/2005	50,000,000	49,997,824
National City Bank of Indiana, 2.415%, 1/13/2005	40,000,000	40,000,850
Pfizer, Inc., 144A, 2.51%, 10/7/2005	70,000,000	70,000,000
Rabobank Nederland NV, 2.3%, 3/2/2005	40,000,000	40,001,283
Royal Bank of Scotland PLC, 2.338%, 9/29/2005	70,000,000	69,969,529
Societe Generale, 2.36%, 5/31/2005	50,000,000	49,994,352
SunTrust Bank NA, 2.29%, 4/1/2005	60,000,000	59,998,457
US Bank NA, 2.266%, 1/4/2005	35,000,000	34,999,895
Westpac Banking Corp., 2.38%, 9/9/2005	40,000,000	39,991,748

Total Floating Rate Notes (Cost $2,036,089,149)		2,036,089,149

Commercial Paper** 36.3%
AB Spintab, 2.31%, 2/3/2005	160,000,000	159,661,200
Apreco LLC, 2.36%, 1/21/2005	50,000,000	49,934,444
Barclays US Funding LLC, 2.25%, 2/14/2005	112,000,000	111,692,000
Blue Ridge Asset Funding, 2.17%, 1/3/2005	14,396,000	14,394,264
BP Capital Markets PLC, 2.15%, 1/3/2005	17,000,000	16,997,969
Caisse Nationale Des Caisses D’Epargne et Prevoyan, 1.98%, 1/19/2005	40,000,000	39,960,400
Cancara Asset Securitization LLC, 2.25%, 2/16/2005	50,573,000	50,427,603
CC (USA), Inc.:
1.92%, 3/2/2005	51,000,000	50,836,800
2.05%, 1/25/2005	84,000,000	83,885,200
Charta LLC, 2.2%, 1/3/2005	7,089,000	7,088,134
CIT Group, Inc.:
1.97%, 3/21/2005	28,055,000	27,934,333
2.0%, 1/4/2005	34,000,000	33,994,333
2.36%, 2/8/2005	45,235,000	45,122,314
2.37%, 4/4/2005	20,000,000	19,878,067
2.65%, 6/17/2005	25,000,000	24,696,153
Coca Cola Enterprises, Inc., 2.15%, 1/3/2005	3,126,000	3,125,627

The accompanying notes are an integral part of the financial statements.

Portfolios    33

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

CRC Funding LLC:
2.0%, 1/14/2005	72,500,000	72,447,770
2.31%, 2/8/2005	50,000,000	49,878,083
2.34%, 1/3/2005	25,000,000	24,996,750
2.34%, 1/5/2005	75,000,000	74,980,500
Credit Suisse First Boston, 2.04%, 1/20/2005	97,000,000	96,895,563
Danske Corp., 2.28%, 1/31/2005	85,000,000	84,838,500
Delaware Funding Corp., 2.36%, 1/24/2005	25,000,000	24,962,306
Dexia Delaware, LLC, 2.285%, 2/3/2005	75,000,000	74,842,906
General Electric Capital Corp.:
1.88%, 2/1/2005	157,000,000	156,745,835
2.01%, 1/18/2005	40,000,000	39,962,033
Giro Funding US Corp.:
2.0%, 1/14/2005	25,000,000	24,981,945
2.02%, 1/14/2005	40,000,000	39,970,822
2.06%, 1/25/2005	15,000,000	14,979,400
2.08%, 1/4/2005	25,000,000	24,995,667
2.31%, 1/7/2005	30,000,000	29,988,450
2.35%, 2/2/2005	20,000,000	19,958,222
2.37%, 1/26/2005	25,000,000	24,958,854
2.37%, 1/28/2005	40,000,000	39,928,900
Grampian Funding Ltd.:
2.04%, 3/22/2005	140,000,000	139,365,333
2.31%, 2/8/2005	100,000,000	99,756,167
Greyhawk Funding LLC, 2.04%, 1/19/2005	41,000,000	40,958,180
Irish Life and Permanent PLC:
1.92%, 3/1/2005	35,000,000	34,889,867
2.0%, 3/8/2005	18,000,000	17,934,000
2.45%, 5/16/2005	40,000,000	39,635,500
Jupiter Securitization Corp., 2.36%, 1/13/2005	30,000,000	29,976,400
K2 (USA) LLC:
1.87%, 1/28/2005	40,000,000	39,943,900
1.93%, 2/23/2005	25,300,000	25,228,113
2.0%, 1/10/2005	10,000,000	9,995,000
2.0%, 3/14/2005	32,000,000	31,872,000
2.01%, 2/28/2005	27,400,000	27,311,269
Kitty Hawk Funding Corp., 2.34%, 1/20/2005	70,000,000	69,913,550
Lake Constance Funding LLC:
2.01%, 1/14/2005	51,000,000	50,962,982
2.03%, 1/20/2005	50,000,000	49,946,431
2.3%, 1/10/2005	56,000,000	55,967,800
2.35%, 1/19/2005	40,000,000	39,953,000
2.41%, 3/3/2005	45,300,000	45,115,012
Nationwide Building Society, 2.32%, 2/7/2005	50,000,000	49,881,035

The accompanying notes are an integral part of the financial statements.

34   Portfolios

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Perry Global Funding LLC, Series A, 2.06%, 1/24/2005	75,000,000	74,901,292
Pfizer Inc., 2.49%, 4/4/2005	20,000,000	19,871,350
Rabobank USA Financial Corp., 2.29%, 2/2/2005	150,000,000	149,713,750
Ranger Funding Company LLC, 2.35%, 1/20/2005	35,000,000	34,956,590
RWE AG, 2.35%, 2/7/2005	93,000,000	92,775,379
Santander Central Hispano Finance (Delaware), Inc., 2.0%, 1/19/2005	125,000,000	124,875,000
Scaldis Capital LLC:
1.93%, 2/18/2005	29,927,000	29,849,988
2.0%, 1/18/2005	30,000,000	29,971,667
2.36%, 1/31/2005	40,000,000	39,921,333
2.38%, 1/25/2005	72,000,000	71,885,760
2.42%, 5/13/2005	30,370,000	30,102,744
2.59%, 5/27/2005	21,335,000	21,113,495
Swedish National Housing Finance Corp., 2.28%, 1/31/2005	50,000,000	49,905,000
Tango Finance Corp., 2.13%, 4/7/2005	46,350,000	46,086,732
Toyota Motor Credit Corp., 2.35%, 2/4/2005	50,000,000	49,889,028
Westlb AG, 2.3%, 2/2/2005	90,600,000	90,414,773
WestPac Capital Corp., 1.99%, 1/19/2005	50,000,000	49,950,250

Total Commercial Paper (Cost $3,564,731,017)		3,564,731,017

Short Term Notes 2.1%
Bear Stearns & Co., Inc.:
2.39%, 3/31/2005	135,000,000	135,000,000
2.463%, 3/31/2005	75,000,000	75,000,000

Total Short Term Notes (Cost $210,000,000)		210,000,000

Funding Agreements 3.1%
GE Capital Assurance Corp.:
2.219%*, 1/25/2005	75,000,000	75,000,000
2.499%*, 9/1/2005	60,000,000	60,000,000
New York Life Insurance Co., 2.522%*, 9/20/2005	60,000,000	60,000,000
Security Life of Denver Insurance Co., 2.25%*, 1/31/2005	50,000,000	50,000,000
Travelers Insurance Co.:
2.111%*, 4/1/2005	30,000,000	30,000,000
2.2%*, 1/27/2005	30,000,000	30,000,000

Total Funding Agreements (Cost $305,000,000)		305,000,000

The accompanying notes are an integral part of the financial statements.

Portfolios    35

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Asset Backed 0.5%
Permanent Financing PLC, “1A”, Series 4, 2.348%*, 3/10/2005 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 3.4%
Goldman Sachs Group, Inc.:
2.433%, 8/10/2005	129,000,000	129,000,000
2.463%, 5/26/2005	200,000,000	200,000,000

Total Promissory Notes (Cost $329,000,000)		329,000,000

Time Deposit 5.0%
Bank of America, 1.0%, 1/3/2005	200,000,000	200,000,000
Bank of Montreal, 1.0%, 1/3/2005	189,752,242	189,752,242
Barclays Bank PLC, 2.55%, 1/6/2005	100,000,000	100,000,000

Total Time Deposit (Cost $489,752,242)		489,752,242

Repurchase Agreements 3.3%
JPMorgan Chase, Inc., 2.28%, dated 12/31/2004, to be repurchased at $122,264,842 on 1/3/2005 (b)	121,241,806	121,241,806
State Street Bank and Trust Co., 1.3%, dated 12/31/2004, to be repurchased at $100,907,931 on 1/3/2005 (c)	100,897,000	100,897,000
UBS Securities LLC, 2.3%, dated 12/31/2004, to be repurchased at $100,019,167 on 1/3/2005 (d)	100,000,000	100,000,000

Total Repurchase Agreements (Cost $322,138,806)		322,138,806

	% of
	Net Assets

Total Investment Portfolio (Cost $9,947,653,761) (a)	101.4	9,947,653,761
Other Assets and Liabilities, Net	(1.4)	(135,980,261)

Net Assets	100.0	9,811,673,500

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

**	Annualized yield at the time of purchase; not a coupon rate.

(a)	Cost for federal income tax purposes was $9,947,653,761.

The accompanying notes are an integral part of the financial statements.

36   Portfolios

(b)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

76,510,444	Fannie Mae STRIPs, Principal only	—	1/1/2034	57,348,714
87,159,445	Fannie Mae STRIPs, Principal only	—	11/1/2034	67,530,714

Total Collateral Value				$124,879,428

(c)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

5,050,000	Federal National Mortgage Association	4.50	5/1/2019	4,999,500
96,960,000	US Treasury Note	3.50	8/15/2009	97,929,600

Total Collateral Value				$102,929,100

(d)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

13,128,697	Fannie Mae STRIPs, Principal only	—	4/1/2032	10,963,533
14,594,021	Fannie Mae STRIPs, Principal only	—	11/1/2033	12,163,859
26,265,242	Fannie Mae STRIPs, Principal only	—	9/1/2033	21,914,225
33,539,123	Fannie Mae STRIPs, Principal only	—	3/1/2032	26,865,391
39,844,556	Fannie Mae STRIPs, Principal only	—	7/1/2034	31,093,434

Total Collateral Value				$103,000,442

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolios    37

Investment Portfolio	as of December 31, 2004

	Principal
Scudder Treasury Money Portfolio	Amount ($)	Value ($)

US Government Backed 30.0%
US Treasury Bills:
1.707%*, 2/10/2005	27,100,000	27,049,715
1.919%*, 3/10/2005	37,000,000	36,868,958
1.942%*, 3/3/2005	10,000,000	9,968,441
2.025%*, 4/7/2005	30,000,000	29,841,800
2.363%*, 4/21/2005	30,000,000	29,792,833
2.43%*, 5/12/2005	5,000,000	4,957,061
2.432%*, 6/2/2005	500,000	494,997
2.531%*, 6/23/2005	29,000,000	28,656,475

Total US Government Backed (Cost $167,630,280)		167,630,280

Repurchase Agreements 70.1%
Bank of America, 1.60%, dated 12/31/2004, to be repurchased at $20,002,667 on 1/3/2005 (b)	20,000,000	20,000,000
BNP Paribas, 1.60%, dated 12/31/2004, to be repurchased at $20,002,667 on 1/3/2005 (c)	20,000,000	20,000,000
Credit Suisse First Boston Corp., 1.65%, dated 12/31/2004, to be repurchased at $109,014,988 on 1/3/2005 (d)	109,000,000	109,000,000
Goldman Sachs Co., Inc., 1.50%, dated 12/31/2004, to be repurchased at $20,002,500 on 1/3/2005 (e)	20,000,000	20,000,000
JPMorgan Chase, Inc., 1.45%, dated 12/31/2004, to be repurchased at $20,002,417 on 1/3/2005 (f)	20,000,000	20,000,000
Lehman Brothers, Inc., 1.61%, dated 12/31/2004, to be repurchased at $19,202,576 on 1/3/2005 (g)	19,200,000	19,200,000
State Street Bank and Trust Co., 1.30%, dated 12/31/2004, to be repurchased at $17,442,889 on 1/3/2005 (h)	17,441,000	17,441,000
UBS Securities LLC, 1.62%, dated 12/31/2004, to be repurchased at $70,009,450 on 1/3/2005 (i)	70,000,000	70,000,000
Westdeutsche Landesbank Gironzentrale, 2.18%, dated 12/31/2004, to be repurchased at $95,017,258 on 1/3/2005 (j)	95,000,000	95,000,000

Total Repurchase Agreements (Cost $390,641,000)		390,641,000

	% of
	Net Assets

Total Investment Portfolio (Cost $558,271,280) (a)	100.1	558,271,280
Other Assets and Liabilities, Net	(0.1)	(823,431)

Net Assets	100.0	557,447,849

*	Annualized yield at the time of purchase; not a coupon rate.

(a)	The cost for federal income tax purposes was $558,271,280.

The accompanying notes are an integral part of the financial statements.

38   Portfolios

(b)	Collateralized by $40,694,000 US Treasury STRIPs Principal only, maturing on 2/15/2019 with a value of $20,400,309.

(c)	Collateralized by $20,636,000 US Treasury Bill, 2.52%, maturing on 6/16/2005 with a value of $20,400,956.

(d)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

18,995,000	US Treasury STRIPs, Principal only	—	11/15/2018	9,626,287
20,329,000	US Treasury STRIPs, Principal only	—	5/15/2008	18,168,435
90,280,500	US Treasury STRIPs, Principal only	—	11/15/2025	30,670,092
92,256,000	US Treasury STRIPs, Principal only	—	11/15/2016	52,716,001

Total Collateral Value				111,180,815

(e)	Collateralized by $20,494,000 US Treasury Note, 3.5%, maturing on 12/15/2009 with a value of $20,400,721

(f)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

17,860,000	US Treasury STRIPs, Principal only	—	2/15/2021	7,841,040
20,988,000	US Treasury STRIPs, Principal only	—	2/15/2016	12,560,059

Total Collateral Value				20,401,099

(g)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

9,000	US Treasury STRIPs, Principal only	—	11/15/2010	5,356
32,000	US Treasury STRIPs, Principal only	—	8/15/2009	26,792
70,000	US Treasury STRIPs, Principal only	—	8/15/2013	38,392
27,195,000	US Treasury STRIPs, Principal only	—	11/15/2012	19,515,404

Total Collateral Value				19,585,944

(h)	Collateralized by $17,970,000, Federal National Mortgage Association, 4.5%, maturing on 6/1/2018 with a value of $17,790,300.

(i)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

221,000	US Treasury Bill	2.51	6/30/2005	218,249
71,575,000	US Treasury Bill	2.21	3/31/2005	71,186,349

Total Collateral Value				71,404,598

(j)	Collateralized by $93,031,830 Government National Mortgage Association, 6.0%, maturing on 12/15/2033 with a value of $96,900,000.

The accompanying notes are an integral part of the financial statements.

Portfolios    39

Financial Statements

Statements of Assets and Liabilities as of December 31, 2004

	Scudder Cash	Scudder
	Management	Treasury Money
Assets	Portfolio	Portfolio

Investments:
Investments in securities, at amortized cost	$9,947,653,761	$167,630,280

Repurchase agreements, at amortized cost	—	390,641,000

Total investments in securities, at amortized cost	9,947,653,761	558,271,280

Cash	220	7

Interest receivable	14,959,884	18,803

Other assets	90,779	1,139

Total assets	9,962,704,644	558,291,229

Liabilities

Payable for investments purchased	149,713,750	—

Accrued advisory fee	836,879	68,614

Accrued administrator service fee	413,759	26,288

Other accrued expenses and payables	66,756	43,895

Total liabilities	151,031,144	138,797

Net assets, at value	$9,811,673,500	$558,152,432

The accompanying notes are an integral part of the financial statements.

40   Portfolios

Statements of Operations for the year ended of December 31, 2004

	Scudder Cash	Scudder
	Management	Treasury Money
Investment Income	Portfolio	Portfolio

Income:
Interest	$164,475,417	$8,465,981

Expenses:

Advisory fee	17,577,775	964,323

Administrator service fees	5,861,096	321,691

Auditing	42,397	46,245

Legal	36,307	37,404

Trustees’ fees and expenses	496,454	30,299

Other	350,681	39,847

Total expenses, before expense reductions	24,364,710	1,439,809

Expense reductions	(3,337,178)	(157,793)

Total expenses, after expense reductions	21,027,532	1,282,016

Net investment income	143,447,885	7,183,965

Net realized gain (loss) from investment transactions	91,685	(27,920)

Net increase (decrease) in net assets resulting from operations	$143,539,570	$7,156,045

The accompanying notes are an integral part of the financial statements.

Portfolios    41

Statement of Changes in Net Assets — Scudder Cash Management Portfolio

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$143,447,885	$125,145,551

Net realized gain (loss) on investment transactions	91,685	393,261

Net increase (decrease) in net assets resulting from operations	143,539,570	125,538,812

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	122,171,335,290	77,070,191,562

Value of capital withdrawn	(125,052,740,207)	(75,882,811,826)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(2,881,404,917)	1,187,379,736

Increase (decrease) in net assets	(2,737,865,347)	1,312,918,548

Net assets at beginning of period	12,549,538,847	11,236,620,299

Net assets at end of period	$9,811,673,500	$12,549,538,847

Statement of Changes in Net Assets — Scudder Treasury Money Portfolio

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$7,183,965	$7,962,131

Net realized gain (loss) on investment transactions	(27,920)	10,790

Net increase (decrease) in net assets resulting from operations	7,156,045	7,972,921

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	4,272,706,695	4,114,135,295

Value of capital withdrawn	(4,558,200,803)	(4,080,714,147)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(285,494,108)	33,421,148

Increase (decrease) in net assets	(278,338,063)	41,394,069

Net assets at beginning of period	836,490,495	795,096,426

Net assets at end of period	$558,152,432	$836,490,495

The accompanying notes are an integral part of the financial statements.

42   Portfolios

Financial Highlights

Scudder Cash Management Portfolio

Years Ended December 31,	2004	2003	2002	2001	2000

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	9,812	12,550	11,237	10,864	8,806

Ratio of expenses before expense reductions (%)	.21	.21	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	.18	.18	.18	.18

Ratio of net investment income (%)	1.22	1.04	1.71	4.04	6.28

Total Return (%)[a,b]	1.26	1.06	1.72	—	—

Scudder Treasury Money Portfolio

Years Ended December 31,	2004	2003	2002	2001	2000

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	558	836	795	811	1,431

Ratio of expenses before expense reductions (%)	.22	.21	.21	.21	.21

Ratio of expenses after expense reductions (%)	.20	.20	.20	.20	.20

Ratio of net investment income (%)	1.12	.95	1.56	3.94	5.95

Total Return (%)[a,c]	1.17	.96	1.60	—	—

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Scudder Cash Management Portfolio was derived from the performance of Cash Reserves Fund Institutional.

[c]	Total return for the Scudder Treasury Money Portfolio was derived from the performance of Treasury Money Fund Institutional.

Portfolios    43

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies

A. Organization

The Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio (each a “Portfolio,” and collectively, the “Portfolios”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open–end management investment companies organized as New York business trusts.

Each Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

B. Security Valuation

Each Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open–end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub–custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

44   Portfolios

D. Federal Income Taxes

Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provisions are necessary.

E. Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex–dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Each Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Under the Advisory Agreement, each Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the year ended December 31, 2004, the Advisor and Administrator maintained the annualized expenses of the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio at not more than 0.18% and 0.20%, respectively, of each Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Portfolios    45

Accordingly, for the year ended December 31, 2004, the Advisor waived a portion of its Advisory fee as follows:

	Total	Amount	Annual
	Aggregated	Waived	Effective Rate

Scudder Cash Management Portfolio	$17,577,775	$3,227,471	0.12%

Scudder Treasury Money Portfolio	$964,323	$150,473	0.13%

Investment Company Capital Corp. (“ICCC” or the “Administrator”), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Portfolio’s Administrator. Each Portfolio pays the Administrator an annual fee (“Administrator Service Fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Portfolios paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Portfolios in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Portfolios. The amounts for 2002 and 2003 are as follows:

Portfolio	2002	2003

Scudder Cash Management Portfolio	$6,786	$335

Scudder Treasury Money Portfolio	382	121

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out–of–pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the year ended December 31, 2004, the Advisor had agreed to reimburse the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio $109,707 and $7,320, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

46   Portfolios

Note 4—Line of Credit

Each Portfolio and several other affiliated funds (the “Participants”) share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note 5—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry–wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Portfolios    47

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio (hereafter referred to as the “Portfolios”) at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2005

48   Portfolios

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAm funds and services via touchtone telephone and the ability to exchange or redeem shares.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type ‘proxy voting‘ in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Cash Management Fund Investment	Treasury Money Fund Investment

Nasdaq Symbol	BCSXX	BTTXX

CUSIP Number	81111R 106	81111R 403

Fund Number	834	835

Investment Funds    49

Notes

Notes

Notes

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

COMBMONANN

(35987 2/05)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder Cash Management
Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        SCUDDER CASH MANAGEMENT PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
   Fiscal Year       Audit Fees    Audit-Related    Tax Fees       All Other
      Ended            Billed       Fees Billed     Billed to      Fees Billed
   December 31,       to Fund         to Fund         Fund          to Fund
--------------------------------------------------------------------------------
2004                    $39,500         $185         $3,885           $0
--------------------------------------------------------------------------------
2003                    $36,500        $1,237        $3,700           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc.  ("DeAM"  or  the  "Adviser"),  and  any  entity  controlling, controlled  by or under common  control  with DeAM  ("Control  Affiliate")  that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                       Audit-Related          Tax Fees           All Other
                        Fees Billed           Billed to        Fees Billed
                        to Adviser           Adviser and      to Adviser and
  Fiscal              and Affiliated         Affiliated         Affiliated
 Year Ended            Fund Service         Fund Service       Fund Service
November 30,            Providers             Providers          Providers
--------------------------------------------------------------------------------
2004                     $431,907              $0                  $0
--------------------------------------------------------------------------------
2003                     $538,457              $0                  $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                     Total
                                   Non-Audit
                                Fees billed to
                                  Adviser and
                                Affiliated Fund         Total
                               Service Providers      Non-Audit
                                 (engagements        Fees billed
                                    related        to Adviser and
                                directly to the    Affiliated Fund
                    Total       operations and         Service
                  Non-Audit        financial         Providers
                Fees Billed        reporting         (all other       Total of
   Fiscal         to Fund        of the Fund)       engagements)      (A), (B
 Year Ended
November 30,         (A)              (B)                (C)           and (C)
--------------------------------------------------------------------------------
2004               $3,885            $0              $253,272           $257,157
--------------------------------------------------------------------------------
2003               $3,700            $0             $3,967,000        $3,970,700
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005